Net Loss per Common Share - Additional Information (Detail)		1 Months Ended	12 Months Ended
	Dec. 31, 2010	Nov. 30, 2013	Dec. 31, 2014
Net loss per common share
Reverse stock split of common shares, ratio	0.25	0.0714
Reverse stock split, description			In November 2013, the Company effected a 1:14 reverse stock split of all common shares outstanding. The calculation of weighted-average shares outstanding has been adjusted for this reverse split as if it had occurred on January 1, 2013.